Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital	The Company’s share capital
	As of December 31, 2024		As of December 31, 2023
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	517,129	1,000,000	252,379
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

Schedule of Changes in Share Capital	Changes in share capital during the year
	For the year ended December 31
	2024	(*)2023	(*)2022
	Number of ADSs in thousands
Issued as at January 1	1,261	924	890
Issuance of ADSs (See D below)	930	319	27
Vesting of RSUs	16	18	7
Exercise of warrants and prefunded warrants	379	-	-

Issued as at December 31	2,586	1,261	924

*	Restated to reflect a 1:20 reverse ratio that took place in September 2024. (see also note 9A)

Schedule of the Information Relating to Non-Controlling Interests

The following table summarizes the information relating to Tyrnovo that has non-controlling interests of 1.53%, before any intra-group eliminations:

	December 31, 2024	December 31, 2023
TyrNovo Ltd.	in USD thousands
Non-current assets	6	6
Current assets	184	247
Current liabilities	(25,901)	(23,419)
Net assets	(25,711)	(23,166)
Net assets attributable to non-controlling interests	(394)	(355)
Loss for the year	2,545	6,365
Loss allocated to non-controlling interests	39	97